Right-of-Use Assets and Operating Lease Liabilities (Details)	May 31, 2026	Nov. 30, 2025
Right-of-Use Assets and Operating Lease Liabilities [Line Items]
Weighted-average remaining lease terms	9 months 18 days	1 year 3 months 18 days
Weighted-average discount rate, percentage	3.50%	3.125%